July 11, 2014

EDGAR

United States Securities and
Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Form N-CSR
John Hancock Bond Trust (the “Registrant”) on behalf of:
John Hancock Government Income Fund
John Hancock Focused High Yield Fund
John Hancock Investment Grade Bond Fund
John Hancock Global Short Duration Credit Fund
John Hancock Global Conservative Absolute Return Fund

File Nos. 2-66906; 811-3006

Ladies and Gentlemen:

Enclosed herewith for filing pursuant to the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is the Registrant’s Form N-CSR filing for the period ending May 31, 2014.

If you have any questions or comments regarding this filing, please contact the undersigned at (617) 663-4497.

Sincerely,

/s/ Salvatore Schiavone
—————————
Salvatore Schiavone
Treasurer